Note 2 - Summary of significant accounting policies: Property and equipment, net: Summary of property and equipment are stated at cost less accumulated depreciation (Details)	Dec. 31, 2024
Building
Property, Plant and Equipment, Useful Life	50 years
Office Equipment
Property, Plant and Equipment, Useful Life	3 years
Equipment | Minimum
Property, Plant and Equipment, Useful Life	3 years
Equipment | Maximum
Property, Plant and Equipment, Useful Life	10 years